Vessels in Operation - Schedule of Vessels in Operation (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Balance	$ 1,155,586
Additions	41,710
Disposals	(7,058)
Depreciation	(41,158)
Impairment loss	(8,497)	$ 0	$ (71,834)
Balance	1,140,583	1,155,586
Vessel Gross Cost,as adjusted for impairment charges [Member]
Property, Plant and Equipment [Line Items]
Balance	1,306,936	1,224,377
Additions	41,710	82,559
Disposals	(7,058)
Impairment loss	(43,803)
Balance	1,297,785	1,306,936	1,224,377
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance	(151,350)	(111,611)
Depreciation	(41,158)	(39,739)
Impairment loss	35,306
Balance	(157,202)	(151,350)	(111,611)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance	1,155,586	1,112,766
Additions	41,710	82,559
Disposals	(7,058)
Depreciation	(41,158)	(39,739)
Impairment loss	(8,497)
Balance	$ 1,140,583	$ 1,155,586	$ 1,112,766